UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2013

FORM N-Q/A

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--1.1%
Delphi Automotive	257,920		11,451,648
Banks--2.6%
Wells Fargo & Co.	754,690		27,915,983
Capital Goods--4.5%
Eaton	134,480		8,236,900
Fluor	231,700		15,368,661
General Electric	1,055,900		24,412,408
			48,017,969
Commercial & Professional Services--2.4%
ADT	144,087		7,051,618
Robert Half International	267,790		10,050,159
Tyco International	288,175		9,221,600
			26,323,377
Consumer Durables & Apparel--3.6%
Newell Rubbermaid	427,280		11,152,008
PVH	90,600		9,676,986
Toll Brothers	219,140	a	7,503,354
Under Armour, Cl. A	194,500	a,b	9,958,400
			38,290,748
Consumer Services--1.0%
Las Vegas Sands	183,590		10,345,296
Diversified Financials--8.5%
Affiliated Managers Group	90,926	a	13,963,506
American Express	252,310		17,020,833
Bank of America	1,492,160		18,174,509
Capital One Financial	97,930		5,381,253
JPMorgan Chase & Co.	437,860		20,780,836

Moody's	183,590		9,789,019
T. Rowe Price Group	86,300		6,461,281
			91,571,237
Energy--11.6%
Anadarko Petroleum	175,370		15,336,106
Chevron	244,550		29,057,431
Ensco, Cl. A	213,290		12,797,400
EOG Resources	71,460		9,151,882
National Oilwell Varco	247,860		17,536,095
Occidental Petroleum	151,760		11,893,431
Schlumberger	233,240		17,467,344
TransCanada	230,510	b	11,039,124
			124,278,813
Exchange-Traded Funds--4.9%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	335,080		52,496,984
Food & Staples Retailing--1.1%
Whole Foods Market	138,741		12,035,782
Food, Beverage & Tobacco--8.8%
Coca-Cola Enterprises	300,620		11,098,890
ConAgra Foods	306,760		10,985,076
Dean Foods	348,780	a	6,323,381
Kraft Foods Group	281,023		14,481,115
Mondelez International, Cl. A	312,540		9,566,849
PepsiCo	241,990		19,143,829
Philip Morris International	240,400		22,287,484
			93,886,624
Health Care Equipment & Services--4.0%
Cigna	145,300		9,062,361
Covidien	330,635		22,430,278
McKesson	104,050		11,233,238
			42,725,877
Household & Personal Products--.6%
Avon Products	333,450		6,912,418

Insurance--3.0%
American International Group	378,330	a	14,686,771
Chubb	201,670		17,652,175
			32,338,946
Materials--2.4%
LyondellBasell Industries, Cl. A	129,780		8,213,776
Monsanto	169,590		17,913,792
			26,127,568
Media--3.1%
News Corp., Cl. A	554,170		16,913,268
Viacom, Cl. B	270,010		16,624,516
			33,537,784
Pharmaceuticals, Biotech & Life Sciences--10.8%
Eli Lilly & Co.	307,090		17,439,641
Gilead Sciences	237,340	a	11,613,046
Johnson & Johnson	314,500		25,641,185
Pfizer	1,573,430		45,409,190
Sanofi, ADR	301,320		15,391,426
			115,494,488
Real Estate--.9%
CBRE Group, Cl. A	398,300	a	10,057,075
Retailing--4.6%
Amazon.com	62,670	a	16,700,928
Dick's Sporting Goods	167,560		7,925,588
Dollar General	133,810	a	6,768,110
L Brands	184,610		8,244,683
Nordstrom	170,490		9,416,163
			49,055,472
Semiconductors & Semiconductor Equipment--2.3%
Broadcom, Cl. A	254,660		8,829,062
Texas Instruments	439,010		15,576,075
			24,405,137
Software & Services--10.0%
Citrix Systems	136,060	a	9,818,090

Facebook, Cl. A	367,910		9,411,138
Google, Cl. A	28,783	a	22,854,565
International Business Machines	111,460		23,774,418
MasterCard, Cl. A	24,780		13,409,201
Oracle	543,098		17,563,789
salesforce.com	55,630	a	9,948,313
			106,779,514
Technology Hardware & Equipment--4.4%
Cisco Systems	701,860		14,675,893
EMC	545,320	a	13,027,695
QUALCOMM	295,960		19,814,522
			47,518,110
Transportation--3.6%
FedEx	137,710		13,523,122
J.B. Hunt Transport Services	110,140		8,203,227
Union Pacific	119,250		16,982,392
			38,708,741
Total Common Stocks
(cost $838,690,870)			1,070,275,591

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,305,964)	7,305,964	[c]	7,305,964
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,639,159)	13,639,159	[c]	13,639,159
Total Investments (cost $859,635,993)	101.8%		1,091,220,714
Liabilities, Less Cash and Receivables	(1.8%)		(19,682,398)
Net Assets	100.0%		1,071,538,316

ADR - American Depository Receipts

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $13,370,528 and the value of the collateral held by the fund was $13,639,159.

c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $231,584,721 of which $235,969,724 related to appreciated inves securities and $4,385,003 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.6
Pharmaceuticals, Biotech & Life Sciences	10.8
Software & Services	10.0
Food, Beverage & Tobacco	8.8

Diversified Financials	8.5
Exchange-Traded Funds	4.9
Retailing	4.6
Capital Goods	4.5
Technology Hardware & Equipment	4.4
Health Care Equipment & Services	4.0
Consumer Durables & Apparel	3.6
Transportation	3.6
Media	3.1
Insurance	3.0
Banks	2.6
Commercial & Professional Services	2.4
Materials	2.4
Semiconductors & Semiconductor Equipment	2.3
Money Market Investments	2.0
Automobiles & Components	1.1
Food & Staples Retailing	1.1
Consumer Services	1.0
Real Estate	.9
Household & Personal Products	.6
101.8

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	978,550,657	-	-	978,550,657
Equity Securities - Foreign Common Stocks+	39,227,950	-	-	39,227,950
Exchange-Traded Funds	52,496,984	-	-	52,496,984
Mutual Funds	20,945,123	-	-	20,945,123

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 23, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 23, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)